Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table summarizes financial assets and liabilities carried at fair value, including derivative instruments on a gross basis, and the location of these instruments on the Consolidated Balance Sheets as of December 31, 2013 and 2012:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

December 31, 2013
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts offset in the balance sheets	$(220)	—	$(220)	—
Bunker fuel forward contracts	Gross amounts of recognized assets	953	—	953	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	(100)	—	(100)	—
Net amount recorded in investments & other assets, net		633	—	633	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,250	—	1,250	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(5,947)	—	(5,947)	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	778	—	778	—
Bunker fuel forward contracts	Gross amounts of recognized liabilities	(643)	—	(643)	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	245	—	245	—
Net amount recorded in accrued liabilities		(4,317)	—	(4,317)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	833	—	833	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(930)	—	(930)	—
Net amount recorded in other liabilities		(97)	—	(97)	—
December 31, 2013		$(3,781)	$—	$(3,781)	$—

December 31, 2012
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$192	$—	$192	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(2,550)	—	(2,550)	$—
Bunker fuel forward contracts	Gross amounts of recognized assets	4,001	—	4,001	—
30-day euro forward contracts	Gross amounts of recognized assets	4	—	4	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	(11)	—	(11)	—
Net amount recorded in other current assets		1,636	—	1,636	—
Derivatives recorded in "Investments & other assets, net":
Bunker fuel forward contracts	Gross amounts of recognized assets	1,889	—	1,889	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	(1,059)	—	(1,059)	—
Net amount recorded in investments & other assets, net		830	—	830	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,992	—	1,992	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(22,849)	—	(22,849)	—
Bunker fuel forward contracts	Gross amounts offset in the balance sheets	3,741	—	3,741	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	1	—	1	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(24)	—	(24)	—
Net amount recorded in accrued liabilities		(17,139)	—	(17,139)	—
Available-for-sale investment recorded in "Other current assets":
Available-for-sale investment		1,668	1,668	—	—
December 31, 2012		$(13,005)	$1,668	$(14,673)	$—